Taxation (Geographic Region) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRC Corporate Income Tax Rate (as a percent)				25.00%
Hong Kong
Profit tax rate (as a percent)	16.50%
Chengdu Jumeiyoupin Science and Technology Co., Ltd. ("Chengdu Jumei") | PRC western region
Preferential enterprise income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%